7. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Accounts Receivable
	2020	2019

Trade receivables	$8,619,200	$1,111,637
Sales tax receivable	128,061	351,751
	$8,747,261	$1,463,388